Income Taxes (Details) $ in Millions	Dec. 31, 2019 USD ($)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 84.3
Net operating loss carryforwards are not subject to expiration	48.3
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 41.9